Share-based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares	Feb. 28, 2018 shares $ / shares
Simple and Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		3 years
Maturity period		5 years
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	3,535,200	4,795,200	2,904,000
Weighted average exercise price, Granted | $ / shares	$ 2.61	$ 6.32	$ 0.82
Number of warrants, exercised	16,000	376,200
Weighted average exercise price, Exercised | $ / shares	$ 0.63	$ 0.85
Reclassification from contributed surplus to share capital on warrant exercises | $		$ 16.3
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	2,188,800	723,200	8,125,334
Weighted average exercise price, Granted | $ / shares	$ 2.48	$ 12.23	$ 1.39
Number of warrants, exercised	2,859,310	1,652,800
Weighted average exercise price, Exercised | $ / shares	$ 0.71	$ 0.63
Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		3 years
Maturity period		10 years
Stock options granted		623,850
Weighted average exercise price of stock options granted | $ / shares		$ 4.33
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted		378,080
Vesting term		DSUs are granted to directors and generally vest in equal quarterly instalments over a one year.
Vesting period		1 year